Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Liquidity [Abstract]
Liquidity
NOTE 2.	LIQUIDITY

Overview

The Company intends to pursue measures to grow its operations, streamline its cost infrastructure and otherwise increase liquidity, including: (i) refinancing or repaying debt to reduce interest costs and mandatory principal repayments, with such repayment to be funded through potentially expanding borrowing arrangements with certain lenders; (ii) increasing future lease revenue through acquisitions and investments in existing properties; (iii) modifying the terms of existing leases; (iv) replacing certain tenants who default on their lease payment terms; and (v) reducing other and general and administrative expenses.

Management anticipates access to several sources of liquidity, including cash on hand, cash flows from operations, and debt refinancing during the twelve months following the date of this filing. At March 31, 2021, the Company had $6.2 million in unrestricted cash. During the three months ended March 31, 2021, the Company generated positive cash flow from continuing operations of $2.4 million, and anticipates continued positive cash flow from operations in the future, subject to the continued uncertainty of the COVID-19 pandemic and its impact on the Company’s business, financial condition and results of operations.

On December 1, 2020, the Company entered into the Wellington Lease Termination with the following affiliates of Wellington,  3223 Falligant Avenue Associates, L.P. (“Tara Tenant”) and 3460 Powder Springs Road Associates, L.P. (“Powder Springs Tenant”, together with Tara Tenant, the “Wellington Tenants”). Per the Wellington Lease Termination, possession, custody, control and operation of the Tara Facility and Powder Springs Facility (the “Wellington Facilities”) transitioned from the Wellington Tenants to the Company (the “Wellington Transition”) at 12:01 a.m. on January 1, 2021 (the “Wellington Transition Date”), pursuant to the terms and provisions of the Operations Transfer Agreements (the “OTAs”) which the Company and the Wellington Tenants entered into in connection with the Wellington Lease Termination, which included customary termination events.

The OTAs were subject to customary closing conditions and representations and warranties. The Wellington Transition was subject to the Georgia Department of Community Health’s (“DCH”) approval of the Change in Ownership Applications (the “Applications”), which were filed by Regional on December 2, 2020. On the Wellington Transition Date, the Wellington Tenants: (i) paid all cash on hand at the Wellington Facilities to Regional; (ii) transferred and assigned all accounts receivable previously due to the Wellington Tenants as of the Wellington Transition Date; and (iii) entered into commercially reasonable Deposit Account Control Agreements with respect to all of the Wellington Tenants’ bank accounts that receive accounts receivable remittances. Additionally, on the Wellington Transition Date, the Company became liable for certain expenses including approximately $1.7 million of bed taxes in arrears. On January 1, 2019, security agreements (the “Security Agreements”) executed between the Company and the Wellington Tenants, provided for certain of the Wellington Tenants assets as collateral to the Company in the event of any default under prior agreements with the Company. These Security Agreements survive the Wellington Transition and will remain in full force and effect in order to assist Regional in collecting the accounts receivable.

Scheduled rent payments under the Wellington Subleases constituted approximately 23% of the Company’s anticipated annual revenue in 2020. As of December 31, 2020, Regional recorded an estimated allowance of $1.4 million against a rent receivable of $2.7 million from the Wellington Tenants. During the three months ended March 31, 2021, the Company collected $3.1 million pursuant to the Wellington Lease Termination and paid $1.0 million to partially satisfy the Wellington Lease Termination obligation of approximately $1.7 million of bed taxes in arrears. The Company provides no assurance that we will be able to collect any of the additional rent arrears in excess of the net $1.3 million already collected.

During the three months ended March 31, 2021, the Company recognized $0.4 million of variable rent for the Powder Springs Facility and, as of the date of filing this Quarterly Report, has collected all of such variable rent replacing approximately $0.5 million of cash rent previously anticipated from the Wellington Tenant. The Tara Facility operations performance during the quarter is marginally profitable and performance has been sufficient to cover the rent the Company is obligated to pay under its lease. For further information on the Tara Facility performance see Note 13 – Segment Results.

The Company is current with all of its debt and other financial obligations. The Company has benefited from various, now expired, stimulus measures made available to it through the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) enacted by Congress in response to the COVID-19 pandemic which allowed for, among other things: (i) a deferral of debt service payments on U.S. Department of Agriculture (“USDA”) loans to maturity, (ii) an allowance for debt service payments to be made out of replacement reserve accounts for U.S. Department of Housing and Urban Development (“HUD”) loans and (iii) debt service payments to be made by the U.S. Small Business Administration (the “SBA”) on all SBA loans. For further information see Note 8 – Notes Payable and Other Debt.

Series A Preferred Dividend Suspension

On June 8, 2018, the Board indefinitely suspended quarterly dividend payments with respect to the Series A Preferred Stock. As of March 31, 2021, as a result of the suspension of the dividend payment on the Series A Preferred Stock commencing with the fourth quarter 2017 dividend period, the Company has $30.1 million of undeclared preferred stock dividends in arrears. The Board believes that the dividend suspension will provide the Company with additional funds to meet, in part, its ongoing liquidity needs. As the Company has failed to pay cash dividends on the outstanding Series A Preferred Stock in full for more than four dividend periods, the annual dividend rate on the Series A Preferred Stock for the fifth and future missed dividend periods has increased to 12.875%, which is equivalent to $3.20 per share each year, commencing on the first day after the missed fourth quarterly payment (October 1, 2018) and continuing until the second consecutive dividend payment date following such time as the Company has paid all accumulated and unpaid dividends on the Series A Preferred Stock in full in cash.

Debt

 As of March 31, 2021, the Company had $54.4 million in indebtedness, net of $1.2 million deferred financing, and unamortized discounts. The Company anticipates net principal repayments of approximately $2.7 million during the next twelve-month period, including approximately $1.5 million of routine debt service amortization, $1.1 million of current maturities of other debt (including $0.4 million related to insurance financing for the Tara Facility operations), and a $0.1 million payment of bond debt.

Debt Covenant Compliance

As of March 31, 2021, the Company was in compliance with the various financial and administrative covenants under the Company’s outstanding credit related instruments.

Evaluation of the Company’s Ability to Continue as a Going Concern

Under the accounting guidance related to the presentation of financial statements, the Company is required to evaluate, on a quarterly basis, whether or not the Company’s current financial condition, including its sources of liquidity at the date that the consolidated financial statements are issued, will enable the Company to meet its obligations as they come due arising within one year of the date of the issuance of the Company’s consolidated financial statements and to make a determination as to whether or not it is probable, under the application of this accounting guidance, that the Company will be able to continue as a going concern. The Company’s consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

In applying applicable accounting guidance, management considered the Company’s current financial condition and liquidity sources, including current funds available, forecasted future cash flows, the Company’s obligations due over the next twelve months, and the Company’s recurring business operating expenses.

The Company concludes that it is probable that the Company will be able to meet its obligations arising within one year of the date of issuance of these consolidated financial statements within the parameters set forth in the accounting guidance.

NOTE 2. LIQUIDITY

Overview

The Company intends to pursue measures to grow its operations, streamline its cost infrastructure and otherwise increase liquidity, including: (i) refinancing or repaying debt to reduce interest costs and mandatory principal repayments, with such repayment to be funded through potentially expanding borrowing arrangements with certain lenders; (ii) increasing future lease revenue through acquisitions and investments in existing properties; (iii) modifying the terms of existing leases; (iv) replacing certain tenants who default on their lease payment terms; and (v) reducing other and general and administrative expenses.

Management anticipates access to several sources of liquidity, including cash on hand, cash flows from operations, and debt refinancing during the twelve months from the date of this filing. At December 31, 2020, the Company had $4.2 million in unrestricted cash. During the twelve months ended December 31, 2020, the Company generated positive cash flow from continuing operations of $2.5 million and anticipates continued positive cash flow from operations in the future, subject to the continued uncertainty of the COVID-19 pandemic and its impact on the Company’s business, financial condition and results of operations. As of December 31, 2020, one operator (Wellington) accounted for approximately $1.3 million of rent arrears recorded in “Accounts receivable, net of allowance” on our consolidated balance sheets. The Company has recorded an allowance of $1.4 million against a receivable of $2.7 million because the Company has determined that a full allowance is not presently warranted as the Company has terminated the lease effective December 31, 2020 and received ownership of certain of the prior operator’s receivables and is receiving on-going collection of the receivables, see Note 18– Subsequent Events.

The Company is current with all of its debt and other financial obligations. The Company has benefited from various, stimulus measures made available to it through the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) enacted by Congress in response to the COVID-19 pandemic which allowed for, among other things: (i) a deferral of debt service payments on U.S. Department of Agriculture (“USDA”) loans to maturity, (ii) an allowance for debt service payments to be made out of replacement reserve accounts for U.S. Department of Housing and Urban Development (“HUD”) loans and (iii) debt service payments to be made by the U.S. Small Business Administration (the “SBA”) on all SBA loans. For further information see Note 8 – Notes Payable and Other Debt. .

Series A Preferred Dividend Suspension

On June 8, 2018, the Board suspended quarterly dividend payments indefinitely with respect to the Series A Preferred Stock. As of December 31, 2020, as a result of the suspension of the dividend payment on the Series A Preferred Stock commencing with the fourth quarter 2017 dividend period, the Company has $27.9 million of undeclared preferred stock dividends in arrears. The dividend suspension has provided the Company with additional funds to meet its ongoing liquidity needs. As the Company has failed to pay cash dividends on the outstanding Series A Preferred Stock in full for more than four dividends periods, the annual dividend rate on the Series A Preferred Stock for the fifth and future missed dividend periods has increased to 12.875%, which is equivalent to $3.20 per share each year, commencing on the first day after the missed fourth quarterly payment (October 1, 2018) and continuing until the second consecutive dividend payment date following such time as the Company has paid all accumulated and unpaid dividends on the Series A Preferred Stock in full in cash.

Debt

As of December 31, 2020, the Company had $54.4 million in indebtedness, net of $1.4 million deferred financing and unamortized discounts. The Company anticipates net principal repayments of approximately $2.3 million during the next twelve-month period, which include $1.4 million of routine debt service amortization, approximately $0.8 million payments on other non-routine debt and a $0.1 million payment of bond debt.

Debt Covenant Compliance

At December 31, 2020, the Company was in compliance with the various financial and administrative covenants related to all of the Company’s credit facilities.

Changes in Operational Liquidity

The Company entered into an Agreement Regarding Leases, dated December 1, 2020, to terminate the subleases for tenants affiliated with one operator, Wellington Healthcare Services II, L.P. (“Wellington”) for two of its previously subleased facilities located in Georgia (the “Wellington Lease Termination”), due to non-payment of approximately $2.7 million in rent.

Under the Wellington Lease Termination, possession, control and operation of the facilities transitioned from the then-current tenants at 12:01 a.m. on January 1, 2021 to the Company. Effective January 1, 2021, the Company leased one facility (the “Powder Springs Facility”) located in Powder Springs, Georgia, to a new tenant and operator, pursuant to a sublease between the Company and PS Operator LLC (“PS Operator”) an affiliate of Empire Care Centers, LLC (“Empire”), executed December 31, 2020 (the “PS Sublease”). The Company is operating the other facility (the “Tara Facility”) located in Thunderbolt, Georgia as a portfolio stabilization measure and has entered into a Management Consulting Services Agreement (the “Vero Management Agreement”) with Vero Health Management, LLC (“Vero Health”) under which Vero Health will provide management consulting services for the facility.

For the first six months, the base rent under the PS Sublease will equal the adjusted earnings before interest, depreciation, amortization and rent (“Adjusted EBITDAR) of PS Operator to the extent derived from the subleased facility. For months seven through twenty-four, the base rent will equal 80% of the Adjusted EBITDAR.

For the first three months, if Adjusted EBITDAR (as defined in the PS Sublease) is less than $0, PS Operator will not pay any base rent and the Company would reimburse PS Operator an amount equal to the amount by which each period’s Adjusted EBITDAR is less than $0. Beginning with the fourth month and thereafter, the PS Sublease will be a “triple net” lease with PS Operator responsible for payment of all expenses in addition to rent. Under the Vero Management Agreement, Regional will pay Vero Health a monthly management fee equal to 5% of the Adjusted Gross Revenues (as defined in the Vero Management Agreement) of the other facility and the Company will absorb all net profits or losses from the operation of the facility.

If the monthly average Adjusted EBITDAR of PS Operator is less than $100,000 for any consecutive three-month period after the sixth month of the PS Sublease, then the Company may terminate the PS Sublease subject to the conditions set forth in the PS Sublease.

The prior leases had a contracted cash rent of approximately $3.7 million for the twelve months ended December 31, 2021, which the above variable streams of income are replacing. Based on the prior tenants unaudited financials the Company expects to generate approximately $2.6 million replacement cash flow, however there is no assurance that the operations will generate the cash flow we expect which could have a material adverse effect on us. For additional information with respect to the above changes in our business, see Note 18– Subsequent Events.

During the year ended December 31, 2020 the Company received approximately $0.8 million of non-recurring cash receipts from prior year payment plans, related to rent arrears. The final $0.1 million related to prior year payment plans was received during the three months ended March 31, 2021. For additional information with respect to such payment plans, see Note 6 –Leases.

Evaluation of the Company’s Ability to Continue as a Going Concern

Under the accounting guidance related to the presentation of financial statements, the Company is required to evaluate, on a quarterly basis, whether or not the entity’s current financial condition, including its sources of liquidity at the date that the consolidated financial statements are issued, will enable the entity to meet its obligations as they come due within one year of the date of the issuance of the Company’s consolidated financial statements and to make a determination as to whether or not it is probable, under the application of this accounting guidance, that the entity will be able to continue as a going concern. The Company’s consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

In applying applicable accounting guidance, management considered the Company’s current financial condition and liquidity sources, including current funds available, forecasted future cash flows, the Company’s obligations due over the next twelve months as well as the Company’s recurring business operating expenses.

The Company is able to conclude that it is probable that the Company will be able to meet its obligations arising within one year of the date of issuance of these consolidated financial statements within the parameters set forth in the accounting guidance.